UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22669

AmericaFirst Quantitative Funds

 (Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215, Roseville, CA 95678

 (Address of principal executive offices)             (Zip code)

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  916-757-6862

Date of fiscal year end:   June 30

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	AmericaFirst Defensive Growth Fund
	Schedule of Investments
	September 30, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 100.25%

Beverages - 2.69%
3,538	Constellation Brands, Inc.	$ 705,654

Biological Products (No Diagnostic Substances) - 5.12%
8,125	Gilead Sciences, Inc. **	658,288
2,192	Biogen, Inc. (*) (**)	686,359
		1,344,647
Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 3.90%
8,011	Kraft Heinz Co.	621,253
5,926	Treehouse Foods, Inc. *	401,368
		1,022,621
Cigarettes - 2.23%
9,219	Altria Group, Inc.	584,669

Dairy Products - 1.14%
27,476	Dean Foods Co.	298,939

Electric & Other Services Combined - 9.01%
26,966	Exelon Corp. **	1,015,809
26,147	NiSource, Inc.	669,102
14,345	Xcel Energy, Inc.	678,805
		2,363,716
Electric Services - 10.00%
8,067	Edison International **	622,530
4,702	NextEra Energy, Inc.	689,078
7,793	Pinnacle West Capital Corp.	658,976
17,204	PPL Corp. **	652,892
		2,623,476
Electromedical & Electrotherapeutic Apparatus - 2.54%
6,648	Varian Medical Systems, Inc. *	665,199

Fats & Oils - 1.41%
5,319	Bunge Limited Bunge Ltd.	369,458

Food & Kindred Products - 4.83%
13,210	Campbell Soup Co.	618,492

19,259	Conagra Brands, Inc.	649,799
		1,268,291
Gas & Other Services Combined - 2.56%
5,884	Sempra Energy	671,541

Industrial Instruments For Measurement, Display, And Control - 2.66%
8,126	Danaher Corp.	697,048

Laboratory Analytical Instruments - 2.83%
11,580	Agilent Technologies, Inc.	743,436

Measuring & Controlling Devices, Nec - 2.83%
3,929	Thermo Fisher Scientific, Inc.	743,367

Meat Packing Plants - 2.47%
20,183	Hormel Foods Corp.	648,682

Pharmaceutical Preparations - 11.41%
7,548	Biomarin Pharmaceutical, Inc. *	702,492
7,276	Eagle Pharmaceuticals, Inc. *	433,941
10,710	Merck & Company Inc.	685,761
15,010	Mylan N.V. (*) (**)	470,864
1,565	Regeneron Pharmaceuticals, Inc. (*) (**)	699,743
		2,992,801
Retail-Auto Dealers & Gasoline Stations - 1.57%
3,766	Casey's General Stores, Inc.	412,189

Retail-Drug Stores And Proprietary Stores - 3.80%
5,156	CVS Health Corp.	419,286
7,491	Walgreens Boots Alliance, Inc. **	578,455
		997,741
Retail-Grocery Stores - 2.81%
18,152	The Kroger Co.	364,129
19,909	Sprouts Farmers Market, Inc. *	373,692
		737,821
Retail-Variety Stores - 2.51%
8,416	Wal-Mart Stores, Inc. **	657,626

Services-Equipment Rental & Leasing, Nec - 1.69%
10,413	Air Lease Corp. Class A	443,802

Services-Prepackaged Software - 2.40%
11,161	Veeva Systems, Inc. *	629,592

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.75%
7,926	Procter & Gamble Co.	721,107

Sugar & Confectionery Products - 2.66%
6,392	The Hershey Co.	697,815

Surgical & Medical Instruments & Apparatus - 5.33%
11,312	Baxter International, Inc.	709,828
3,520	Becton, Dickinson and Co.	689,744
		1,399,572
Wholesale-Groceries & Related Products - 4.99%
24,280	Sysco Corp. **	1,309,906

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 2.11%
15,102	Hologic, Inc. *	554,092

TOTAL COMMON STOCK (Cost $26,805,170) - 100.25%		$ 26,304,808

MONEY MARKET FUND - 0.05%
12,821	Federated Institutional Prime Obligations Fund Institutional Shares	12,825

TOTAL MONEY MARKET FUND (Cost $12,825) - 0.05%		$ 12,825

TOTAL INVESTMENTS (Cost $26,817,995) *** - 100.30%		$ 26,317,633

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.30)%		(79,200)

NET ASSETS - 100.00%		$ 26,238,433

* Represents non-income producing security during the period.
** All or a portion is held as collateral at September 30, 2017. Segregated securities can be used as collateral for future securities sold short transactions.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,817,995 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $516,069
Gross Unrealized Depreciation (1,111,663)
Net Unrealized Depreciation $(595,594)
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
AmericaFirst Defensive Growth Fund

1. SECURITY TRANSACTIONS

At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,952,510 amounted to $91,101, which consisted of aggregate gross unrealized appreciation of $106,399 and aggregate gross unrealized depreciation of $15,297.

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 26,304,808	$0	$0	$26,304,808
Money Market Funds	$ 12,825	$0	$0	12,825
Investments at Market	$ 26,317,633	$0	$0	$26,317,633

AmericaFirst Defensive Growth Fund
Schedule of Securities Sold Short
September 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS *

Miscellaneous Manufacturing Industries
33,500	Internationl Game Technology PLC.	$ 822,425

Steel Works, Blast Furnaces & Rolling & Finishing Mills
243,900	Companhia Siderurgica Nacional ADR	721,944

TOTAL COMMON STOCKS (Proceeds $1,391,277)		1,544,369

REAL ESTATE INVESTMENT TRUST
71,000	DDR Corp.	650,360
80,500	Spirit Realty Capital, Inc.	689,885
TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds $1,398,105)		1,340,245

TOTAL SECURITIES SOLD SHORT (Proceeds $2,789,382)		$ 2,884,614

* Represents non-income producing security.
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

	AmericaFirst Large Cap Share Buyback Fund
	Schedule of Investments
	September 30, 2017

Shares		Value

COMMON STOCK - 94.21%

Air Transportation - 3.39%
660	Ryanair Holdings PLC *	$ 69,577

Aircraft - 3.98%
321	The Boeing Company	81,601

Aircraft Engines & Engine Parts - 3.91%
690	United Technologies Corp.	80,095

Business Services- 3.60%
1,900	FUJIFILM Holdings Corp.	73,720

Cigarettes - 3.68%
1,209	British American Tobacco Industries PLC *	75,502

Drawing & Insulating Nonferrous Wire- 3.85%
2,637	Corning Inc.	78,899

Fire, Marine & Casualty Insurance - 3.89%
1,438	The Hartford Financial Service	79,708

Guided Missiles, Space Vehicles & Parts - 3.80%
251	Lockheed Martin Corp.	77,883

Hospital & Medical Service Plans - 3.72%
480	Aetna. Inc.	76,325

Miscellaneous Publishing - 3.69%
1,647	Thomson Reuters Corp.	75,564

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 4.00%
786	Celanese Corp.	81,956

Railroads, Line-Haul Operating- 4.04%
715	Union Pacific Corp.	82,919

Retail-Auto Dealers & Gasoline Stations - 3.52%
3,705	Nissan Motor Co., Ltd.	72,210

Retail-Eating Places - 7.24%
478	McDonalds Corp.	74,893
998	Yum! Brands, Inc.	73,463
		148,356
Retail-Family Clothing Stores- 3.75%
1,042	The TJX Companies, Inc.	76,827

Retail-Lumber & Other Building Material Dealers - 3.90%
489	The Home Depot, Inc.	79,981

Services-Business Services - 3.76%
733	Visa, Inc.	77,141

Services-Computer Programming Services - 3.84%
740	VeriSign, Inc. *	78,729

Services-General Medical & Surgical Hospitals - 3.82%
984	HCA Holdings, Inc. *	78,317

Services-Prepackaged Software - 11.41%
1,988	Cadence Design Systems, Inc. *	78,466
707	VMware, Inc. *	77,197
686	Check Point Software Technologies Ltd. *	78,218
		233,881
Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics - 3.64%
820	Procter & Gamble Co.	74,604

Wholesale-Groceries & Related Products - 3.78%
1,435	Sysco Corp.	77,418

TOTAL COMMON STOCK (Cost $1,840,145) - 94.21%		$ 1,931,213

MONEY MARKET FUND - 5.48%
112,398	Federated Institutional Prime Obligations Fund - Institutional Class 1.00% **	112,398
TOTAL MONEY MARKET FUND (Cost $112.398) - 5.48%		112,398

TOTAL INVESTMENTS (Cost $1,952,510) *** - 99.69%		$ 2,043,611

OTHER ASSETS LESS LIABILITIES - 0.31%		6,337

NET ASSETS - 100.00%		$ 2,049,948

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at September 30, 2017.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,952,510 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $106,399
Gross Unrealized Depreciation (15,297)
Net Unrealized Appreciation $91,101
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
AmericaFirst Large Cap Share Buyback Fund

1. SECURITY TRANSACTIONS

At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,952,510 amounted to $91,101, which consisted of aggregate gross unrealized appreciation of $106,399 and aggregate gross unrealized depreciation of $15,297.

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,931,213	$0	$0	$1,931,213
Money Market Funds	$ 112,398	$0	$0	112,398
Investments at Market	$ 2,043,611	$0	$0	$2,043,611

AmericaFirst Quantitative Strategies Fund
Schedule of Investments
September 30, 2017

Shares/Par		Value

COMMON STOCK - 76.71%

Air Transportation - 3.43%
80,929	American Airlines Group, Inc. *	$ 80,929
3,539	American Airlines Group, Inc.	168,067
2,302	United Continental Holdings, Inc. *	140,146
		389,142
Biological Products - 1.23%
444	Biogen, Inc. *	139,025

Cable & Other Pay Television Services - 3.64%
1,810	DISH Network Corporation *	98,156
3,176	Liberty Global Plc. *	107,698
1,035	Time Warner, Inc.	106,036
3,825	Twenty-First Century Fox, Inc.	100,904
		412,794
Cigarettes - 1.26%
22,880	British American Tobacco Industries P.L.C.	142,886

Computer & Office Equipment - 1.74%
9,873	HP, Inc.	197,065

Electric Computers - 1.49%
1,093	Apple, Inc.	168,453

Farm Machinery & Equipment - 1.55%
1,399	Deere & Co.	175,701

Fats & Oils - 1.55%
4,143	Archrer-Daniels-Midland Company	176,119

Fire, Marine & Casualty Insurance - 1.22%
1,500	Allstate Corp.	137,865

Grain Mill Products - 2.71%
3,040	General Mills, Inc.	157,350
2,406	Kellog Co.	150,063
		307,413
Hospital & Medical Service Plans- 5.39%
788	Aetna, Inc.	125,300
617	Anthem, Inc.	117,156
693	Cigna Corp *	129,550
467	Humana, Inc.	113,775

638	United Health Group Incorporated	124,952
		610,733
Hotels & Motels - 0.91%
1,600	Las Vegas Sands, Corp.	102,656

Life Insurance - 1.27%
1,356	Prudential Financial, Inc.	144,170

Measuring & Controlling Devices, Nec - 1.17%
700	Thermo Fisher Scientific, Inc.	132,440

Motor Vehicles & Passanger Car Bodies - 0.77%
256	Tesla, Inc. *	87,322

National Commercial Banks - 3.79%
5,582	Bank Of America Corp	141,448
1,500	JP Morgan Chase & Co.	143,265
2,426	SunTrust Banks, Inc.	145,002
		429,715
Natural Gas Transmission - 1.31%
3,002	Transcanada Corp *	148,389

Personal Credit Institutions - 1.23%
2,167	Discover Financial Services	139,728

Petroleum Refining - 5.44%
1,750	Exxon Mobile Corporation	143,465
4,789	Imperial Oil Limited	152,960
2,850	Marathon Petroleum Corporation	159,828
2,090	Valero Energy Corp.	160,784
		617,037
Pharmaceutical Preparations - 2.35%
954	Celgene Corporation	139,112
3,567	Pfizer, Inc.	127,342
		266,454
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.68%
2,757	DowDuPont, Inc.	190,867

Poultry Slaughtering and Processing - 1.64%
2,641	Tyson Foods, Inc.	186,058

Railroads, Line-Haul Operating - 1.46%
3,039	CSX Corporation	164,896

Retail-Ctalog & Mail-Oder Houses - 0.91%
107	Amazon.com, Inc. *	102,864

Retail-Eating Places - 0.91%
1,394	Yum! Brands, Inc.	102,612

Retail-Variety Stores - 0.94%
647	Costco Wholesale Corp.	106,296

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.28%
2,112	Intercontinental Exchange, Inc.	145,095

Security Brokers, Dealers & Flotation Companies - 2.61%
3,131	Morgan Stanley	150,820
611	The Goldman Sachs Group, Inc.	144,923
		295,743
Semiconductors & Related Devices - 7.20%
4,198	Applied Materials, Inc.	218,674
5,013	Intel Corporation	190,895
1,156	NVIDIA Corporation	206,658
2,233	Texas Instruments Incorporated	200,166
		816,393
Services-Business Services - 3.36%
1,385	Accenture, Plc. *	187,072
1,372	Mastercard Incorporated	193,726
		380,798
Services-Commercial, Physical & Biological Research - 1.11%
1,328	Quintiles IMS Holdings, Inc. *	126,253

Services-Computer Proccesing & Data Preparation - 1.72%
1,786	Automatic Data Processing, Inc.	195,246

Services-Consumer Credit Reporting, Collection Agencies - 1.32%
960	S&P Global, Inc.	150,058

Services-Prepackaged Software - 1.62%
1,295	Intuit, Inc.	184,071

Ship & Boat Building & Repairing - 1.56%
861	General Dynamics Corporation	177,004

Telephone Communications - 1.38%
20,082	Sprint Corp *	156,238

Water Transportation - 0.87%
1,532	Carnival Corp *	98,921

Wholesale-Groceries & Related Products - 1.67%
3,498	Sysco Corp.	188,717

TOTAL COMMON STOCK (Cost $8,709,528) - 76.71%		$ 8,693,237

CORPORATE BONDS - 1.45%

Asset Management - 1.45%
130,000	Swiss BK Corp. N Y Brh 7.750% 9/1/2026	163,877

TOTAL CORPORATE BONDS (Cost $168,373) - 1.45%		163,877

REAL ESTATE INVESTMENT TRUSTS - 4.52%
1,265	American Tower Corporation	172,900
1,372	Boston Properties, Inc.	168,591
2,587	Equity Residential	170,561
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $521,711) - 4.52%		512,052

EXCHANGE TRADED FUNDS - 5.07%
18,975	VanEck Vectors Fallen Angel	575,132
TOTAL EXCHANGE TRADED FUNDS (Cost $558,048) - 5.07%		575,132

US TREASURY BONDS - 12.71%
190,000	U.S. Treasury Bond, 4.500%, 2/15/2036	244,395
180,000	U.S. Treasury Bond, 6.125%, 8/15/2029	249,842
175,000	U.S. Treasury Bond, 6.250%, 5/15/2030	248,534
170,000	U.S. Treasury Bond, 6.625%, 2/15/2027	232,415
170,000	U.S. Treasury Bond, 6.750%, 8/15/2026	231,618
170,000	U.S. Treasury Bond, 7.625%, 2/15/2025	233,611
TOTAL U.S. TREASURY BONDS (Cost $1,451,884) - 12.71%		1,440,415

TOTAL INVESTMENTS (Cost $11,409,545) **** - 100.46%		$ 11,384,713

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.46%)		(51,669)

NET ASSETS - 100.00%		$ 11,333,044

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at September 30, 2017.
*** Level 2 Security. Security was being fair value priced at September 30, 2017.
**** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,409,545 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $656,195
Gross Unrealized Depreciation (681,027)

Net Unrealized Depreciation ($24,832)
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
AmericaFirst Quantitative Strategies Fund

At September 30, 2017, the net unrealized deppreciation on investments, based on cost for federal income tax purposes of $11,409,545 amounted to $24,832, which consisted of aggregate gross unrealized appreciation of $656,195 and aggregate gross unrealized depreciation of $681,027.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,693,237	$0	$0	$ 8,693,237
Bonds & Notes	$0	1,604,292	$0	$ 1,604,292
Real Estate Investment Trusts	512,052	$0	$0	$ 512,052

Exchange Trades Funds	575,132	$0	$0	$ 575,132
Investments at Market	$ 9,780,421	$0	$0	$ 11,384,713

	AmericaFirst Seasonal Rotation Fund
	Schedule of Investments
	September 30, 2017

Shares/Par		Value

CORPORATE BONDS - 40.09%

Discount, Variety Stores - 4.81%
365,000	Target Corp., 7.00%, 7/15/2031	$ 469,425

Diversified Machinery - 4.61%
325,000	General Electric Corp., 6.750%, 3/15/2032	450,075

Electric Services - 4.97%
370,000	PSEG Power LLC., 8.625%, 4/15/2031	484,508

Independent Oil & Gas - 4.85%
355,000	Norsk Hydro A S, 7.250%, 9/23/2027	472,826

Integrated Oils - 4.81%
365,000	Petroleos Mexicanos, 6.375%, 01/23/2045	203,500
365,000	Petroleos Mexicanos, 6.750%, 09/21/2047	265,975
		469,475
Malt Beverages - 4.72%
370,000	Anheuser Busch Cos I, 6.750%, 12/15/2027	460,692

Money Center Banks - 6.48%
500,000	Wells Fargo & Co., 5.950%, 8/26/2036	631,923

Telephone Communications - 4.85%
470,000	Qwest Corp, 6.875%, 9/15/2033	473,169

TOTAL CORPORATE BONDS (Cost $3,882,174) - 40.09%		3,912,093

U.S. TREASURY BONDS - 36.25%
730,000	U.S. Treasury Bond, 4.750%, 2/15/2041	980,680
770,000	U.S. Treasury Bond, 5.500%, 8/15/2028	1,003,346
725,000	U.S. Treasury Bond, 6.125%, 8/15/2029	1,006,306
400,000	U.S. Treasury Bond, 5.000%, 5/15/2037	546,719

TOTAL U.S. TREASURY BONDS (Cost $3,540,175) - 36.25%		3,537,051

U.S. TREASURY NOTES - 20.30%
1,000,000	U.S. Treasury Note, 2.250%, 2/15/2027	993,945
1,000,000	U.S. Treasury Note, 2.000%, 2/15/2025	986,328
TOTAL U.S. TREASURY NOTES (Cost $1,967,695) - 20.30%		1,980,273

MONEY MARKET FUND - 2.93%
286,225	Federated Institutional Prime Obligations Fund - Institutional Class 1.00% *	286,225
TOTAL MONEY MARKET FUND (Cost $286,225) - 2.93%		286,225

TOTAL INVESTMENTS (Cost $9,676,269) ** - 99.57%		$ 9,715,642

OTHER ASSETS LESS LIABILITIES - 0.43%		41,789

NET ASSETS - 100.00%		$ 9,757,431

* Variable rate security; the money market rate shown represents the seven day yield at September 30, 2017.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,676,269 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $78,893
Gross Unrealized Depreciation (39,519)
Net Unrealized Appreciation $ 39,374
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,676,269 amounted to $39,374, which consisted of aggregate gross unrealized appreciation of $78,893 and aggregate gross unrealized depreciation of $39,519.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$0	$3,912,093	$0	$3,912,093
US Treasury Bonds	$0	3,537,051	$0	$3,537,051
US Treasury Notes	$0	1,980,273	$0	$1,980,273
Money Market Fund	286,225	$0	$0	$286,225
Investments at Market	$ 286,225	$9,429,417	$0	$ 9,715,642

AmericaFirst Tactical Alpha Fund
Schedule of Investments
September 30, 2017

Shares		Value

COMMON STOCK - 91.08%

Agriculture Chemicals - 1.96%
1,233	Monsanto Company	$ 147,738

Air Transportation, Scheduled - 3.50%

3,030	American Airline Group, Inc.	143,895
1,968	United Continental Holdings, Inc. *	119,812
		263,707
Cable & Other Pay Television Services - 3.72%
2,560	DISH Network Corporation *	138,829
5,374	Twenty-First Century Fox, Inc.	141,766
		280,595
Computer & Office Equipment- 2.23%
8,442	HP, Inc.	168,502

Electric & Other Services Combined - 3.88%
2,152	PG&E Corporation	146,530
3,089	Xcel Energy, Inc.	146,171
		292,701
Electric Services - 3.76%
1,848	Edison International	142,610
3,718	PPL Corporation	141,098
		283,708
Electronic Computers - 1.92%
939	Apple, Inc.	144,719

Farm Machinery & Equipment - 2.00%
1,200	Deere & Co.	150,708

Fats & Oils - 2.00%
3,551	Archer-Daniels-Midland Co.	150,953

Gas & Other Services Combined - 1.92%
1,267	Sempra Energy	144,603

Grain Mill Products - 3.47%
2,589	General Mills, Inc.	134,007
2,051	Kellogg Co.	127,921
		261,928
Hospital & Medical Service Plans - 7.86%
751	Anthem, Inc.	142,600
845	Cigna Corporation *	157,964
569	Humana, Inc.	138,625
784	UnitedHealth Group Incorporated	153,546
		592,736
Hotels & Motels - 1.95%
2,298	Las Vegas Sands Corp.	147,440

Life Insurance - 2.05%
1,458	Prudential Financial, Inc.	155,015

Metal Mining - 4.46%
12,110	Freeport-McMoRan, Inc. *	170,024
4,181	Southern Copper Corporation	166,237
		336,261
National Commercial Banks - 4.07%
6,033	Bank of America Corporation	152,876
2,579	SunTrust Banks, Inc.	154,147
		307,023
Natural Gas Transmission - 2.09%
3,188	TransCanada Corporation	157,583

Paper Mills - 1.97%
2,614	International Paper Company	148,527

Petroleum Refining - 8.77%
1,874	Exxon Mobil Corporation	153,631
5,043	Imperial Oil Limited	161,073
3,078	Marathon Petroleum Corporation	172,614
2,268	Valero Energy Corp.	174,477
		661,795
Pharmaceutical Preparations - 2.25%
1,163	Celgene Corporation *	169,589

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 2.16%
2,351	DowDuPont, Inc.	162,760

Poultry Slaughtering and Processing - 2.11%
2,257	Tyson Foods, Inc.	159,006

Railroads, Line-Haul Operating - 1.89%
2,629	CSX Corporation	142,650

Retail-Catalog & Mail-Order Houses - 1.95%
153	Amazon.com, Inc. *	147,087

Retail-Variety Stores - 1.98%
909	Costco Wholesale Corp.	149,340

Security Brokers, Dealers & Flotation Companies - 4.23%
3,367	Morgan Stanley	162,188
660	The Goldman Sachs Group, Inc.	156,545
		318,734
Semiconductors & Related Devices - 4.61%
3,535	Applied Materials, Inc.	184,138
4,305	Intel Corp.	163,934

		348,073
Services-Business Services - 2.19%
1,170	Mastercard Incorporated	165,204

Ship & Boat Building & Repairing - 1.98%
727	General Dynamics Corporation	149,457

Wholesale-Groceries & Related Products - 2.15%
3,012	Sysco Corp.	162,497

TOTAL COMMON STOCK (Cost $6,511,571) - 91.08%		$ 6,870,635

EXCHANGE TRADED FUNDS - 10.05%
25,012	VanEck Vectors Fallen Angel Hi	758,114

TOTAL EXCHANGE TRADED FUNDS (Cost $744,082) - 10.05%		$ 758,114

TOTAL INVESTMENTS (Cost $7,225,653) *** - 101.12%		$ 7,628,749

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.12%)		(84,835)

NET ASSETS - 100.00%		$ 7,543,914

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at September 30, 2017.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,225,653 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $463,614
Gross Unrealized Depreciation (90,518)
Net Unrealized Appreciation $373,096
ADR - American Depositary Receipt
ADS - American Depositary Share
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,225,653 amounted to $373,096, which consisted of aggregate gross unrealized appreciation of $463,614 and aggregate gross unrealized depreciation of $90,518.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,870,635	$0	$0	$ 6,870,635
Exchange Traded Funds	$ 758,114	$0	$0	$ 758,114
Investments at Market	$ 7,628,749	$0	$0	$ 7,628,749

AmericaFirst Income Fund
Schedule of Investments
September 30, 2017

Shares/Par		Value

COMMON STOCK - 41.57%

Canned, Fruits, Veg & Preserves, Jams & Jellies - 2.66%
3,555	J.M Smucker Company (The) New	$ 373,026

Commercial Banks, Nec - 3.11%
119,330	Lloyds Banking Group PLC	436,748

Electric & Other Services - 9.02%
5,213	Consolidated Edison, Inc.	420,585
5,520	Dominion Resources, Inc.	424,654
5,442	Edison International	419,959
		1,265,198
Miscellaneous Publishing - 2.97%
9,076	Thomson Reuters Corporation	416,407

Natural Gas Distribution - 6.37%
10,514	New Jersey Resources Corporation	443,165
6,035	Spire, Inc.	450,513
		893,678
Photographic Equipment & Supplies - 3.05%
12,457	Canon, Inc. *	427,524

Retail-Auto Dealers & Gasoline Stations - 3.20%
9,433	Penske Automotive Group, Inc.	448,728

Retail-Eating Places - 2.58%
4,599	Darden Restaurants, Inc.	362,309

Services-Personal Services - 2.55%
13,524	H&R Block, Inc.	358,116

Specialty Cleaning, Polishing and Sanitation Preparations - 2.95%
3,140	Clorox Company (The)	414,197

Telephone Communications (No Radio Telephone) - 3.11%
9,311	BCE, Inc.	436,034

TOTAL COMMON STOCK (Cost $5,705,686) - 41.57%		5,831,965

CORPORATE BONDS - 49.53%

Banking and Financial Services - 2.99%
400,000	Deutsch Bank A.G., 7.500%, 12/29/2049 (Germany)	419,800

Credit Services - 2.32%
315,000	Navient Corp., 5.500%, 1/15/2019	325,515

Computer Hardware and Storage - 2.68%
400,000	Seagate HDD Cayman, 5.750%, 12/1/2034	375,656

Diversified Utilities - 2.95%
400,000	NRG Energy, Inc., 6.625%, 3/15/2023	413,500

Exploration & Production - 1.15%
249,000	California Res Corp., 8.0%, 12/15/2022	161,850

Gaming Activities - 3.16%
400,000	Scientific Games Corp., 10.000%, 12/1/2022	443,000

Hospitals - 4.38%
300,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	305,250
300,000	Select Medical Corp., 6.375%, 6/1/2021	309,000
		614,250
Independent Oil & Gas - 5.62%
800,000	Denbury Resources, Inc., 6.375%, 8/15/2021	480,000
300,000	Weatherford Intl LTD., 8.250%, 6/15/2023	309,000
		789,000
Investment Brokerage - 2.28%
300,000	Leucadia National Corp., 5.500%, 10/18/2023	320,436

Movie Production, Theaters - 2.10%
300,000	AMC Entertainment, Inc., 5.750%, 6/15/2025	294,750

Perfumes and Cosmetics - 2.69%
450,000	Avon Prods, Inc., 8.950%, 3/15/2043	378,000

Retail-Catalog & Mail Order Houses - 2.22%
300,000	QVC, Inc., 4.375%, 3/15/2023	311,601

Services-Equipment Rental & Leasing - 2.68%
400,000	Rent-A-Center, Inc., 6.625%, 11/15/2020	376,000

Telecommunications - 2.88%
4,000,000	Century Link, Inc., 6.750%, 12/01/2023	404,635

Telecommunication Services - 7.22%
340,000	Frontier Communications Corp., 9.0%, 8/15/2031	264,350
300,000	Windstream Corp., 7.750%, 10/1/2021	222,000
340,000	Windstream Corp., 7.750%, 10/15/2020	272,000

300,000	Frontier Communications Corp., 11.0%, 9/15/2025	254,250
		1,012,600
Tobacco Products - 2.20%
350,000	Alliance One International, Inc., 9.875%, 7/15/2021	308,000

TOTAL CORPORATE BONDS (Cost $6,952,708) - 49.53%		6,948,594

REAL ESTATE INVESTMENT TRUSTS - 9.09%
19,410	Agnc Investment Corp.	420,809
17,336	CubeSmart	450,043
18,627	Starwood Property Trust, Inc.	404,578
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,209,308) - 9.09%		1,275,430

TOTAL INVESTMENTS (Cost $13,867,703) ** - 100.20%		$ 14,055,988

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.20%)		(27,816)

NET ASSETS - 100.00%		$ 14,028,172

* Variable rate security; the money market rate shown represents the seven day yield at September 30, 2017.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,867,703 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $534,292
Gross Unrealized Depreciation (401,357)
Net Unrealized Appreciation $132,934
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,867,703 amounted to $132,934, which consisted of aggregate gross unrealized appreciation of $534,292 and aggregate gross unrealized depreciation of $401,357.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,831,965	$0	$0	$5,831,965
Corporate Bonds	$0	6,948,594	$0	$6,948,594
Real Estate Investment Trusts	1,275,430	$0	$0	$1,275,430
Investments at Market	$7,107,394	$6,948,594	$0	$14,055,988

Item 2. Controls and Procedures.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst Quantitative Funds

By /s/ Rick Gonsalves

* Rick Gonsalves

Chief Executive Officer

Date:  November 30, 2017

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Rick Gonsalves

*

       Rick Gonsalves, Chief Executive Officer

Date  November 30, 2017